10-K Income taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 218,402	$ 202,940
163j interest carryovers	86,869	71,132
Stock compensation	14,773	10,307
Accrued and prepaid expenses	2,348	2,088
Other	165	60
Total deferred tax assets	322,557	286,527
Deferred tax liabilities:
Depreciation and amortization	(232,329)	(264,588)
Inventory	(2,746)	(1,904)
Total deferred tax liabilities	(235,075)	(266,492)
Valuation allowance	(299,041)	(264,407)
Net deferred tax liabilities	$ (211,559)	$ (244,372)